Inventories - Schedule of Inventories (Parenthetical) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Provision Related To The Acceleration Of The Fleet Transformation [member]
Statement [Line Items]
Provision charged against inventory part	R$ 27,999